Income Tax (Details Narrative) - USD ($)		3 Months Ended			9 Months Ended		12 Months Ended
	Aug. 16, 2022	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Valuation allowance							$ 200,505	$ 199,988
Effective tax rate		(0.82%)	0.00%	(354.98%)	0.00%	(38.78%)	(32.48%)	28.61%
Effective statutory tax rate	1.00%	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%